Borgata Transaction - Narrative (Detail) shares in Millions	Aug. 01, 2016 USD ($) a shares	Sep. 30, 2017 USD ($)	Apr. 01, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Revised rent payments due under master lease				$ 650,000,000
Business combination, liabilities assumed	$ 545,000,000
Total deferred tax liability		$ 25,368,000		25,368,000	$ 1,734,680,000
Master Lease Base Rent
Business Acquisition [Line Items]
Revised rent payments due under master lease	585,000,000	585,000,000	$ 661,700,000	585,000,000
Borgata Property | Master Lease Increase in Rent
Business Acquisition [Line Items]
Rental revenues under master lease	100,000,000
Borgata Property | Increase in Base Rent
Business Acquisition [Line Items]
Rental revenues under master lease	90,000,000
Borgata Property | Increase in Percentage Rent
Business Acquisition [Line Items]
Rental revenues under master lease	10,000,000
Borgata Property | Master Lease Percentage Rent
Business Acquisition [Line Items]
Revised rent payments due under master lease	$ 65,000,000	65,000,000		65,000,000
Borgata
Business Acquisition [Line Items]
Business combination, operating partnership units issued (in units) | shares	27.4
Business combination, total consideration	$ 1,300,000,000
Total deferred tax liability		$ 25,300,000		$ 25,300,000
Land subject to ground leases | a	11